NOTES PAYABLE (Summary of Notes Payable) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Mar. 31, 2015
NOTES PAYABLE [Line items]
Notes payable - related parties:	$ 1,131,884	$ 585,958	$ 585,958
Less current maturities	(545,926)	(515,000)	(515,000)
Long term debt - related parties, net of current maturities	585,958	70,958	70,958
Notes payable	1,243,855	11,921,532
Less current maturities	(85,000)	(11,847,676)	(1,298,920)
Long term debt, net of current maturities	1,158,855	73,856
Secured promissory note to related parties issued on September 24, 2012, bearing interest of 10% per year [Member]
NOTES PAYABLE [Line items]
Notes payable - related parties:	30,926
Issuance date	Sep. 24, 2012
Interest rate	10.00%
Secured promissory notes to related parties issued on September 27, 2012 for acquisition of AES, bearing interest of 5% per year and due in quarterly installments [Member]
NOTES PAYABLE [Line items]
Notes payable - related parties:	866,667	433,333
Issuance date	Sep. 27, 2012	Sep. 27, 2012
Interest rate	5.00%	5.00%
Secured promissory notes to related party issued on November 12, 2012 for acquisition of AquaTex, bearing interest of 5% per year and due in quarterly installments [Member]
NOTES PAYABLE [Line items]
Notes payable - related parties:	234,291	152,625
Issuance date	Nov. 12, 2012	Nov. 12, 2012
Interest rate	5.00%	5.00%
Unsecured convertible notes payable issued from October through November 2013, bearing interest of 10% per year [Member]
NOTES PAYABLE [Line items]
Notes payable	1,000,000
Issuance date	Nov. 30, 2013
Interest rate	10.00%
Secured promissory notes issued on November 12, 2012 for acquisition of AquaTex, bearing interest of 5% per year and due in quarterly installments [Member]
NOTES PAYABLE [Line items]
Notes payable	243,855	158,855
Issuance date	Nov. 12, 2012	Nov. 12, 2012
Interest rate	5.00%	5.00%
Promissory note issued on February 27, 2014, bearing interest of 8.5% per year [Member]
NOTES PAYABLE [Line items]
Notes payable		20,174
Issuance date		Feb. 27, 2014
Interest rate		8.50%
Promissory note issued on April 18, 2014, bearing interest of 8.49% per year [Member]
NOTES PAYABLE [Line items]
Notes payable		21,607
Issuance date		Apr. 18, 2014
Interest rate		8.49%
Promissory note issued on April 18, 2014, bearing interest of 8.49% per year [Member]
NOTES PAYABLE [Line items]
Notes payable		20,895
Issuance date		Apr. 18, 2014
Interest rate		8.49%
Secured Term Loan issued on August 12, 2014, net of debt discount of $1,470,322 [Member]
NOTES PAYABLE [Line items]
Notes payable		$ 11,700,000
Issuance date		Aug. 12, 2014